Lease Arrangements - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Amortization of right-of-use assets	$ 4,293	$ 3,356	$ 3,210
Interest on lease liabilities	2,443	2,254	1,811
Operating lease cost	55,110	52,226	50,142
Short-term lease cost	4,952	5,069	21,387
Variable lease cost	8,344	8,179	6,982
Total lease costs	$ 75,142	$ 71,084	$ 83,532